Debt (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011 Senior, unsecured notes due 2012 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2012 [Member]	Sep. 30, 2011 Senior, unsecured notes due 2014 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2014 [Member]	Sep. 30, 2011 Senior notes due 2015 [Member]	Dec. 31, 2010 Senior notes due 2015 [Member]	Sep. 30, 2011 Senior notes due 2019 [Member]	Sep. 30, 2011 Senior notes due 2019 [Member] First Optional Redemption Period [Member]	Sep. 30, 2011 Senior notes due 2019 [Member] Second Optional Redemption Period [Member]	Sep. 30, 2011 Senior notes due 2019 [Member] Third Optional Redemption Period [Member]
Debt Instrument [Line Items]
Stated interest rate (in hundredths)							5.00%	5.00%	5.125%	5.125%	7.375%	7.375%	7.00%
Debt maturity date		Mar. 15, 2019					Dec. 15, 2012	Dec. 15, 2012	Oct. 01, 2014	Oct. 01, 2014	Jun. 01, 2015	Jun. 01, 2015	Mar. 15, 2019
Cumulative increase in fair value of hedged debt	$ 4,480			$ 4,480			$ 1,114	$ 4,879	$ 3,366
Long-term portion of debt	742,592			742,592		748,122	85,897	284,843	256,695	263,279	200,000	200,000	200,000
Amounts drawn on credit facility	33,000			33,000		7,000
Total debt	775,592			775,592		755,122
Debt instrument, issuance date		March 2011					December 2002		October 2004		May 2007		March 2011
Principal amount issued		200,000					300,000		275,000		200,000		200,000
Anticipated period of registering the notes with Securities and Exchange Commission via a registration statement (in days)		340											340D
Anticipated date of registering the notes with Securities and Exchange Commission via a registration statement		Mar. 15, 2011											Mar. 15, 2011
Optional redemption period														Prior to March 15, 2014	Prior to March 15, 2015	On or after March 15, 2015
Notes redeemable during optional redemption period (in hundredths)														up to 35.00%
Redemption price, optional redemption (in hundredths)														107.00%	100.00%
Redemption price, optional redemption minimum (in hundredths)											100.00%					100.00%
Redemption price, optional redemption maximum (in hundredths)											103.688%					103.50%
Redemption price, mandatory redemption (in hundredths)											101.00%		101.00%
Proceeds from issuance of notes, net of offering costs							295,722		272,276		196,329		196,530
Fair value of notes							86,398		253,827		204,118		192,500
Principal amount retired							195,463		10,000
Pre-tax loss from extinguishment of debt	0		0	(6,995)	0		6,810		185
Remaining principal amount outstanding							$ 84,847		$ 253,500